Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Provision for firm purchase commitment	$ (824)	$ 10,675	$ 27,637
Impairment loss for investments in associates	6,630
Impairment loss on property, plant and equipment	756,239	109,027	0
Provision for deposits for purchases of property, plant and equipment and land use right	111,727
Percentage of VAT on invoice amount	17.00%
Percentage of gross revenues accrued as a warranty liability	1.00%
Warranty expenses	814	7,888	6,340
Accrued warranty cost	29,219	28,405
Shipping cost	7,676	9,567	17,911
Advertising expense	464	1,017	5,273
Government subsidy	17,895	49,685	109,000
Amortization of deferred revenue	1,755	1,718	1,462
Unamoritzed subsidies	114,616	100,280
Contribution to employee benefit plan on standard salary base	29.00%
Employee benefits plan expense	6,636	10,766	13,379
Land Use Rights
Summary Of Significant Accounting Policies [Line Items]
Amortization of land use rights	$ 5,332	$ 6,281	$ 5,546
Land Use Rights | Minimum
Summary Of Significant Accounting Policies [Line Items]
Rights to use land period	49 years 6 months
Land Use Rights | Maximum
Summary Of Significant Accounting Policies [Line Items]
Rights to use land period	50 years
Modules | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product warranty period	25 years